Indebtedness, net (Maturities) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 3,279,403
2021	5,485
2022	503,868
2023	126,875
2024	124,705
Thereafter	83,667
Total	$ 4,124,003